Acquisitions and divestitures - Divestitures (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Gain from divestiture		€ 2,007	€ 0	€ 0
Myhotelshop N.V.
Noncontrolling Interest [Line Items]
Number of shares issued in transaction (in shares)	8,074
Proceeds from issuance of new shares	€ 100
Percentage ownership before transaction	61.30%
Percentage ownership after transaction	49.00%
Gain from divestiture	€ 2,000
Gain on retained noncontrolling investment	400
Gain recognized on receivable from loan granted to investment	€ 1,000